General, and Administration (Tables)	12 Months Ended
Dec. 31, 2021
General and Administration [abstract]
Schedule of General and Administrative Expenses

	Years ended December 31,
	2021	2020
General and administration	$39,386	$20,834
Workers' participation	1,813	1,808
	41,199	22,642
Share-based payments	4,161	12,444
General and Administration	$45,360	$35,086